Purchases and other expenses - Other liabilities - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses
Total	€ 2,802	€ 2,644	€ 2,574	€ 2,448
o/w other non-current liabilities	276	306	307
o/w other current liabilities	€ 2,526	€ 2,338	€ 2,267